LOSS PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Preference Shares [Member]
Antidilutive Securities Excluded From Computation Of EPS	0	0	912,410,360
Convertible Debt [Member]
Antidilutive Securities Excluded From Computation Of EPS	7,452,445	2,789,720	0
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded From Computation Of EPS	34,200,000	41,750,000	68,220,000
Convertible Bonds And Warrants Attached [Member]
Antidilutive Securities Excluded From Computation Of EPS	293,133	109,567	0